Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans

The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)

2017
Number outstanding at beginning of period	17,059,241	$29.95
Granted	1,066,188	54.97
Exercised	(5,389,741)	29.58
Cancelled(a)	(67,221)	43.31

Number outstanding at end of period(b)	12,668,467	$32.15	4.5	$272
Exercisable at end of period	9,647,937	$27.87	3.3	$248

2016
Number outstanding at beginning of period	25,725,708	$29.82
Granted	1,644,288	39.50
Exercised	(10,163,668)	31.09
Cancelled(a)	(147,087)	35.18

Number outstanding at end of period(b)	17,059,241	$29.95	4.1	$365
Exercisable at end of period	13,856,142	$27.53	3.1	$330

2015
Number outstanding at beginning of period	33,649,198	$29.31
Granted	1,122,697	44.28
Exercised	(8,721,834)	29.59
Cancelled(a)	(324,353)	32.93

Number outstanding at end of period(b)	25,725,708	$29.82	3.6	$331
Exercisable at end of period	22,446,095	$28.68	3.0	$314
(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted-Average Estimated Fair Value of Stock Options Granted and Assumptions Utilized by Company for Newly Issued Grants

The following table includes the weighted-average estimated fair value of stock options granted and the assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2017	2016	2015
Estimated fair value	$14.66	$10.28	$12.23
Risk-free interest rates	2.0%	1.3%	1.7%
Dividend yield	2.6%	2.6%	2.6%
Stock volatility factor	.35	.36	.37
Expected life of options (in years)	5.5	5.5	5.5

Summary of Certain Stock Option Activity

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2017	2016	2015
Fair value of options vested	$13	$18	$25
Intrinsic value of options exercised	127	138	130
Cash received from options exercised	159	316	257
Tax benefit realized from options exercised	49	53	50

Stock Options Outstanding Additional Information

Additional information regarding stock options outstanding as of December 31, 2017, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 – $20.00	1,562,979	1.2	$11.95	1,562,979	$11.95
$20.01 – $25.00	1,363,504	2.2	23.85	1,363,504	23.85
$25.01 – $30.00	3,661,570	3.4	28.21	3,661,570	28.21
$30.01 – $35.00	1,519,505	2.6	33.37	1,519,505	33.37
$35.01 – $40.00	1,534,333	8.1	39.49	355,492	39.49
$40.01 – $45.00	1,971,691	6.6	42.33	1,184,802	41.92
$50.01 – $55.01	1,054,885	9.1	54.97	85	55.01
	12,668,467	4.5	$32.15	9,647,937	$27.87

Summary of Company's Restricted Shares of Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2017		2016		2015
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Outstanding at beginning of period	8,265,507	$39.50	6,894,831	$38.44	7,921,571	$34.09
Granted	2,850,927	54.45	4,879,421	39.65	2,897,396	44.24
Vested	(3,295,376)	40.66	(3,069,035)	37.25	(3,428,736)	33.27
Cancelled	(374,103)	43.91	(439,710)	40.18	(495,400)	38.66
Outstanding at end of period	7,446,955	$44.49	8,265,507	$39.50	6,894,831	$38.44